Redeemable Noncontrolling Interests in Operating Partnership (Redeemable Noncontrolling Interests and Declared Aggregate Cash Distributions to Holders) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Net (income) loss attributable to redeemable noncontrolling interests in operating partnership	$ 17,671	$ 8,579	$ 28,932	$ 29,313	$ 21,642
Aggregate cash distributions to holders of common units and LTIP units	$ (1,401)	$ 2,623	$ 6,572	$ 8,789	$ 10,007